Accrued Expenses And Other Payables - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013		Dec. 31, 2013 Beijing Jingyuntong Technology Co., Ltd.
Accounts Payable and Accrued Liabilities [Line Items]
Withholding individual income tax payable	$ 47,768 [1]	$ 15,801	[1]
Penalty, litigation and claims payable	46,668
Settlement amount	46,668
Litigation settlement, penalty offset with deposit				$ 18,669

[1]	Withholding individual income tax payable As of December 31, 2012 and 2013, the Group had withholding individual income tax payable of US$47,768 and US$15,801, respectively, arising from the Group's withholding tax obligation in relation to the exercise of share options by certain of the Group's executives and employees pursuant to PRC tax regulations (see Note 5(b)). The Group has obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group's executives and employees sell their shares, at which time the Group will remit the withholding tax on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2012 and 2013.